Convertible debentures	12 Months Ended
Oct. 31, 2024
Borrowings [abstract]
Convertible debentures [Text Block]

11. Convertible debentures

The Company issues three types of convertible debentures: USD denominated convertible debentures with an equity component, Canadian dollar ("CAD") denominated convertible debentures with an embedded derivative due to variable consideration payable upon conversion caused by foreign exchange, and USD denominated convertible debentures with an embedded derivative caused by variable conversion prices.

During the year ended October 31, 2024, the Company incurred $63,263 of financing costs (2023 - $86,352, 2022 - $21,000) which primarily consisted of early repayment and administrative fees, which are classified in loss of extinguishment of convertible debentures, of which $nil (2023 - $nil, 2022 - $nil) was converted into common shares.

(a) Current period information presented in the consolidated financial statements

Convertible debentures outstanding as at October 31, 2024:

*Denominated in CAD	USD
	(equity	CAD (embedded		USD (embedded
	component)	derivative)		derivative)	Total
Loan principal outstanding	$1,413,245	$1,523,657	*	$231,250

Terms of loan
Annual stated interest rate	12-24%	12% - 24%		2% - 4%
Effective annual interest rate	24%	14 - 270%		24% - 176%
Conversion price to common shares	$0.03 - $0.04	$0.05 - $0.10	*	(i) - (ii)
Remaining life (in months)	0 - 4	0 - 6		0 - 12

Consolidated Statement of Financial Position
Carrying value of loan principal	$1,413,245	$1,461,356		$106,347	$2,980,948
Interest payable	333,000	506,685		32,640	$872,325
Convertible debentures	$1,746,245	$1,968,041		$138,987	$3,853,273

Derivative liabilities	$-	$1,444,932		$125,743	$1,570,675
Equity component of convertible debentures	$696,671	$-		$-	$696,671

For the year ended October 31, 2024:

	USD (equity	CAD (embedded		USD (embedded
	component)	derivative)		derivative)	Total
Consolidated Statement of Operations and Comprehensive Loss
Accretion expense	$5,636	$174,437		$92,428	$272,501
Interest expense	$329,432	$262,743		$10,725	$602,900
Loss (gain) on revaluation of derivative liabilities	$-	$179,315		$(100,400)	$78,915
Loss on conversion of convertible debentures	$-	$-		$45,535	$45,535
Loss (gain) on repayment of convertible debentures	$-	$(8,269)		$70,522	$62,253
Loss on extinguishment of convertible debentures	$(5,636)	$376,297		$81,587	$452,248

Consolidated Statement of Changes in Equity
Amount of principal converted to common shares	$159,106	$60,197	*	$431,907
Amount of interest converted to common shares	$44,106	$197	*	$8,469

Number of common shares issued on conversion of convertible debentures	5,566,285	1,203,945		30,035,070	36,805,300

(a) Current period information presented in the consolidated financial statements

	USD (equity	CAD (embedded	USD (embedded
	component)	derivative)	derivative)	Total
Consolidated Statement of Cash Flows
Amount of principal repaid in cash	$16,000	$88,326	$183,134	$287,460
Amount of interest repaid in cash	$14,339	$58,528	$-	$72,867

(i) Conversion price defined as 75% multiplied by the average of the lowest 3 closing stock prices for the 10 trading days prior to conversion date.

(ii) Conversion price defined as 75% multiplied by the lowest stock price for the 20 trading days prior to conversion date.

(b) Comparative information presented in the consolidated financial statements

Convertible debentures outstanding as at October 31, 2023:

*Denominated in CAD	USD (equity	CAD (embedded		USD (embedded
	component)	derivative)		derivative)	Total
Loan principal outstanding	$1,261,265	$2,146,715	*	$405,001
Terms of loan
Annual stated interest rate	24.00%	12% - 24%		2% - 4%
Effective annual interest rate	24%	22 - 131%		24% - 5158%
Conversion price to common shares	$0.03 - $0.04	$0.05 - $0.10	*	(i) - (ii)
Remaining life (in months)	0 - 4	0 - 11		0 - 11

Consolidated Statement of Financial Position
Carrying value of loan principal	$1,261,265	$1,499,667		$77,238	$2,838,170
Interest payable	344,993	334,511		30,385	709,889
Convertible debentures	$1,606,258	$1,834,178		$107,623	$3,548,059

Derivative liabilities	$-	$783,650		$295,743	$1,079,393
Equity component of convertible debentures	$3,220,473	$-		$-	$3,220,473

(i) Conversion price defined as 75% multiplied by the average of the lowest 3 closing stock prices for the 10 trading days prior to conversion date.

(ii) Conversion price defined as 75% multiplied by the lowest stock price for the 20 trading days prior to conversion date.

For the year ended October 31, 2023:

	USD (equity	CAD (embedded	USD (embedded
	component)	derivative)	derivative)	Total
Consolidated Statement of Operations and Comprehensive Loss
Accretion expense	$18,258	$243,162	$18,414	$279,834
Interest expense	$273,458	$254,523	$12,948	$540,929
Gain on revaluation of derivative liabilities	$-	$(507,186)	$(151,317)	$(658,503)
Loss on conversion of convertible debentures	$-	$-	$21,120	$21,120
Loss on repayment of convertible debentures	$-	$-	$27,243	$27,243
Loss on extinguishment of convertible debentures	$33,488	$1,169,800	$197,535	$1,400,823

(b) Comparative information presented in the consolidated financial statements

	USD (equity	CAD (embedded		USD (embedded
	component)	derivative)		derivative)	Total
Consolidated Statement of Changes in Equity
Amount of principal converted to common shares	$250,000	$455,000	*	$232,700
Amount of interest converted to common shares	$30,016	$204,189	*	$4,654

Number of common shares issued on conversion of convertible debentures	6,406,250	14,391,709		9,548,701	30,346,660

Consolidated Statement of Cash Flows
Amount of principal repaid in cash	$-	$-		$270,000	$270,000
Amount of interest repaid in cash	$12,973	$47,353		$4,353	$64,679
For the year ended October 31, 2022:

*Denominated in CAD	USD (equity	CAD (embedded		USD (embedded
	component)	derivative)		derivative)	Total
Consolidated Statement of Operations and Comprehensive Loss
Accretion expense	$28,000	$1,086,385		$65,218	$1,179,603
Interest expense	$230,058	$232,211		$7,156	$469,425
Gain on revaluation of derivative liabilities	$-	$(379,736)		$(29,871)	$(409,607)
Loss on conversion of convertible debentures	$-	$-		$94,326	$94,326
Gain on repayment of convertible debentures	$-	$(661)		$(47,216)	$(47,877)
Loss (gain) on extinguishment of convertible debentures	$(28,007)	$99,078		$129,579	$200,650

Consolidated Statement of Changes in Equity
Amount of principal converted to common shares	$-	$-	*	$712,100
Amount of interest converted to common shares	$-	$-	*	$12,680

Number of common shares issued on conversion of convertible debentures	-	-		26,443,820	26,443,820

Consolidated Statement of Cash Flows
Amount of principal repaid in cash	$-	$7,490		$56,000	$63,490
Amount of interest repaid in cash	$14,941	$73,524		$-	$88,465

(c) Fair value of derivative liabilities outstanding

The fair value of the derivative liabilities is determined with option pricing models. The underlying assumptions are as follows:

	As at		As at
	October 31,		October 31,
	2024		2023
Volatility factor (based on historical volatility)	140%	- 203%	114%	- 189%
Risk free interest rate	3.18%	- 3.50%	5.11%	- 5.48%
Expected life of conversion features (in months)	0 - 12		0 - 11

Expected dividend yield	0%		0%
CDN to USD exchange rate (as applicable)	0.7186		0.7209
Call value	$0.02	- $0.04	$0.01	- $0.08

The key unobservable input in these models relates to volatility. Volatility was estimated using the historical volatility of the Company's stock prices for common shares. Changes in these assumptions may affect the fair value estimates of the derivative liabilities.